NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.3%
	ASSET MANAGEMENT - 7.7%
29,000	Blackstone, Inc.	$ 4,970,600
94,500	Compass Diversified Holdings	708,750
31,500	KKR & Company, Inc.	4,393,935
		10,073,285
	BANKING - 8.5%
108,000	Bank of America Corporation	5,479,920
19,000	JPMorgan Chase & Company	5,726,980
		11,206,900
	BIOTECH & PHARMA - 5.2%
18,000	AbbVie, Inc.	3,787,200
19,000	Zoetis, Inc.	2,971,600
		6,758,800
	E-COMMERCE DISCRETIONARY - 3.8%
22,000	Amazon.com, Inc.(a)	5,038,000

	ELECTRICAL EQUIPMENT - 2.1%
20,000	Carrier Global Corporation	1,304,000
198,000	Orion Energy Systems, Inc.(a)(b)	1,445,400
		2,749,400
	ENTERTAINMENT CONTENT - 2.6%
75,000	Sphere Entertainment Company(a)	3,398,250

	INTERNET MEDIA & SERVICES - 4.3%
26,500	Alphabet, Inc., Class A	5,642,115

	LEISURE FACILITIES & SERVICES - 2.3%
74,000	Madison Square Garden Entertainment Corporation(a)	3,012,540

	MULTI ASSET CLASS REITS - 1.1%
160,000	LXP Industrial Trust	1,452,800

	OIL & GAS PRODUCERS - 4.6%
22,700	Exxon Mobil Corporation	2,594,383

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.3% (Continued)
	OIL & GAS PRODUCERS - 4.6% (Continued)
125,000	Kinder Morgan, Inc.	$ 3,372,500
		5,966,883
	RETAIL - CONSUMER STAPLES - 1.0%
13,000	Target Corporation	1,247,740

	RETAIL - DISCRETIONARY - 2.7%
20,000	Boot Barn Holdings, Inc.(a)	3,555,400

	RETAIL REIT - 1.5%
33,000	Realty Income Corporation	1,939,080

	SEMICONDUCTORS - 8.8%
35,500	Advanced Micro Devices, Inc.(a)	5,773,366
11,000	NVIDIA Corporation	1,915,980
24,000	QUALCOMM, Inc.	3,857,520
		11,546,866
	SPECIALTY REIT - 2.0%
49,000	EPR Properties	2,658,250

	TECHNOLOGY HARDWARE - 5.8%
21,000	Apple, Inc.	4,874,940
40,000	Cisco Systems, Inc.	2,763,600
		7,638,540
	TECHNOLOGY SERVICES - 2.7%
25,000	Paychex, Inc.	3,486,375

	TOBACCO & CANNABIS - 1.5%
230,000	Green Thumb Industries, Inc.(a)	1,998,677

	WHOLESALE - DISCRETIONARY - 2.1%
62,800	Acme United Corporation	2,701,656

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares				Fair Value
	COMMON STOCKS — 70.3% (Continued)
	TOTAL COMMON STOCKS (Cost $36,239,863)			$ 92,071,557

	PREFERRED STOCKS — 1.1%
	BANKING — 1.0%
20,000	First Busey Corporation - Series B, 8.2500%			503,200
30,000	Wintrust Financial Corporation, 7.8750%			792,300
				1,295,500
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
4,000	Lexington Realty Trust - Series C, 6.5000%			186,200

	TOTAL PREFERRED STOCKS (Cost $1,478,584)			1,481,700

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BOND — 0.8%
	ASSET MANAGEMENT — 0.8%
1,000,000	WisdomTree, Inc.(c)	4.6250	08/15/30	1,045,000

	TOTAL CONVERTIBLE BOND (Cost $1,060,050)			1,045,000

	CORPORATE BONDS — 7.1%
	BANKING — 0.8%
1,050,000	Wintrust Financial Corporation	4.8500	06/06/29	1,041,707

	ENGINEERING & CONSTRUCTION — 0.8%
1,000,000	Brundage-Bone Concrete Pumping Holdings, Inc.(c)	7.5000	02/01/32	998,545

	HOME & OFFICE PRODUCTS — 1.2%
850,000	ACCO Brands Corporation(c)	4.2500	03/15/29	763,685
800,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	799,639
				1,563,324

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 7.1% (Continued)
	HOME CONSTRUCTION — 0.8%
1,050,000	Beazer Homes USA, Inc.	5.8750	10/15/27	$ 1,048,713

	HOUSEHOLD PRODUCTS — 0.6%
800,000	Energizer Holdings, Inc.	4.7500	06/15/28	787,372

	LEISURE FACILITIES & SERVICES — 2.1%
950,000	Brinker International, Inc.(c)	8.2500	07/15/30	1,010,678
1,850,000	Wendy's International, LLC	7.0000	12/15/25	1,864,810
				2,875,488
	MEDICAL EQUIPMENT & DEVICES — 0.8%
1,050,000	Embecta Corporation(c)	6.7500	02/15/30	1,015,151

	TOTAL CORPORATE BONDS (Cost $9,295,955)			9,330,300

	U.S. GOVERNMENT & AGENCIES — 15.1%
	U.S. TREASURY BILLS — 15.1%
5,000,000	United States Treasury Bill(d)	3.7800	09/16/25	4,991,726
5,000,000	United States Treasury Bill(d)	4.0500	10/14/25	4,975,733
5,000,000	United States Treasury Bill(d)	4.0100	12/11/25	4,944,552
5,000,000	United States Treasury Bill(d)	3.9600	01/15/26	4,926,784
				19,838,795
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,834,229)			19,838,795

NORTH STAR OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 5.7%
MONEY MARKET FUND - 5.7%
7,438,134	First American Treasury Obligations Fund, Class X, 4.20%(e) (Cost $7,438,134)	$ 7,438,134

	TOTAL INVESTMENTS - 100.1% (Cost $75,346,815)	$ 131,205,486
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(88,479)
	NET ASSETS - 100.0%	$ 131,117,007

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated Company – North Star Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the total market value of 144A securities is $4,833,059 or 3.7% of net assets.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2025.